Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities
Summary of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2016	2015
Accrued interest payable	$1,220	$1,220
Accrued professional services	43	563
Accrued travel expenses	429	550
Accrued sales, use and other taxes	40	82
Accrued warranty	509	70
Sales return allowance	43	59
Accrued clinical trial costs	134	55
Other accrued liabilities	649	686

	$3,067	$3,285